COST OF REVENUE (Tables)	9 Months Ended
Sep. 30, 2025
Cost Of Revenue
SCHEDULE OF COST OF REVENUE

Cost of revenue incurred are comprised of the following:

	September 30, 2025	September 30, 2024
Salaries and benefits	$494,063	$565,206
Subcontractors	56,167	136,690
Software and other	25,481	28,265
Depreciation	1,244	891
	$576,955	$731,052